Organization and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 22,000	$ 32,000	$ 103,000	$ 193,000
Software [Member]
Total revenue	19,000	32,000	96,000	193,000
Service [Member]
Total revenue	$ 3,000	$ 0	$ 7,000	$ 0